10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-08 | Fidelity® Global ex U.S. Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-08 - Fidelity® Global ex U.S. Index Fund		Fidelity Global ex U.S. Index Fund-Institutional Class		Fidelity Global ex U.S. Index Fund-Institutional Premium Class
Management fee	[1]	0.06%		0.06%
Distribution and/or Service (12b-1) fees		none		none
Other expenses		0.02%	[1]	none
Total annual operating expenses		0.08%		0.06%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-08 - Fidelity® Global ex U.S. Index Fund - USD ($)	Fidelity Global ex U.S. Index Fund-Institutional Class	Fidelity Global ex U.S. Index Fund-Institutional Premium Class
1 year	$ 8	$ 6
3 years	26	19
5 years	45	34
10 years	$ 1,03	$ 77